UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Capital Appreciation Fund

July 31, 2016

CAF-QTLY-0916
1.804834.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 29.4%
Automobiles - 1.3%
General Motors Co.	3,016,970	$95,155
Hotels, Restaurants & Leisure - 8.3%
Dalata Hotel Group PLC (a)	8,948,360	38,717
Hilton Worldwide Holdings, Inc.	926,323	21,481
Las Vegas Sands Corp.	8,386,476	424,775
Royal Caribbean Cruises Ltd.	425,993	30,859
Starbucks Corp.	296,306	17,201
Whitbread PLC (b)	1,668,336	85,205
		618,238
Household Durables - 2.5%
Cairn Homes PLC (a)	32,012,150	34,179
D.R. Horton, Inc.	1,144,104	37,618
Lennar Corp. Class A	830,717	38,878
Newell Brands, Inc.	1,077,500	56,526
TRI Pointe Homes, Inc. (a)	1,257,642	16,915
		184,116
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	9,800	7,436
Media - 7.9%
Altice NV Class A (a)	4,219,982	62,631
CBS Corp. Class B	855,900	44,695
Charter Communications, Inc. Class A (a)	492,479	115,669
Comcast Corp. Class A	586,100	39,415
Havas SA	4,175,200	35,177
Interpublic Group of Companies, Inc.	3,912,294	90,217
ITV PLC	39,993,790	103,742
Omnicom Group, Inc.	562,086	46,254
Scripps Networks Interactive, Inc. Class A	678,116	44,796
		582,596
Multiline Retail - 2.8%
Dollar General Corp.	824,229	78,087
Dollar Tree, Inc. (a)	67,600	6,509
JC Penney Corp., Inc. (a)(b)	12,902,114	124,634
		209,230
Specialty Retail - 6.5%
AutoZone, Inc. (a)	266,703	217,088
Home Depot, Inc.	1,469,498	203,143
TJX Companies, Inc.	515,780	42,150
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	88,342	23,076
		485,457

TOTAL CONSUMER DISCRETIONARY		2,182,228

CONSUMER STAPLES - 2.0%
Beverages - 0.3%
Monster Beverage Corp. (a)	136,800	21,974
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	302,600	50,601
Tobacco - 1.0%
Reynolds American, Inc.	1,536,185	76,901

TOTAL CONSUMER STAPLES		149,476

ENERGY - 2.4%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	683,196	32,677
Oil, Gas & Consumable Fuels - 2.0%
ConocoPhillips Co.	1,681,900	68,655
Marathon Oil Corp.	2,510,600	34,245
Suncor Energy, Inc.	1,634,600	43,993
		146,893

TOTAL ENERGY		179,570

FINANCIALS - 10.8%
Banks - 2.0%
Bank of Montreal (b)	587,322	37,651
Bank of Nova Scotia	473,600	24,053
Royal Bank of Canada	662,600	40,391
The Toronto-Dominion Bank	626,800	27,311
Wells Fargo & Co.	430,600	20,656
		150,062
Capital Markets - 2.0%
Ameriprise Financial, Inc.	247,091	23,681
E*TRADE Financial Corp. (a)	1,654,288	41,490
Morgan Stanley	2,982,262	85,680
		150,851
Diversified Financial Services - 6.1%
Broadcom Ltd.	335,499	54,344
CME Group, Inc.	2,467,184	252,245
McGraw Hill Financial, Inc.	646,101	78,954
MSCI, Inc. Class A	515,647	44,366
The NASDAQ OMX Group, Inc.	306,135	21,662
		451,571
Insurance - 0.3%
Chubb Ltd.	78,200	9,795
Marsh & McLennan Companies, Inc.	156,200	10,270
		20,065
Real Estate Investment Trusts - 0.4%
American Tower Corp.	243,262	28,162

TOTAL FINANCIALS		800,711

HEALTH CARE - 26.9%
Biotechnology - 21.2%
Actelion Ltd.	791,990	140,470
Alexion Pharmaceuticals, Inc. (a)	963,166	123,863
Amgen, Inc.	1,071,323	184,300
Biogen, Inc. (a)	423,416	122,761
Celgene Corp. (a)	3,055,724	342,822
Gilead Sciences, Inc.	5,754,065	457,282
Regeneron Pharmaceuticals, Inc. (a)	266,131	113,138
Vertex Pharmaceuticals, Inc. (a)	938,433	91,028
		1,575,664
Health Care Equipment & Supplies - 1.6%
Abiomed, Inc. (a)	142,303	16,787
Danaher Corp.	302,800	24,660
Hologic, Inc. (a)	615,100	23,675
Medtronic PLC	599,410	52,526
		117,648
Health Care Technology - 0.3%
Cerner Corp. (a)	371,200	23,159
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	136,800	21,729
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	360,127	26,941
Cardiome Pharma Corp. (a)	611,563	1,914
Jazz Pharmaceuticals PLC (a)	1,122,410	169,450
Pacira Pharmaceuticals, Inc. (a)(b)	1,467,795	53,208
The Medicines Company (a)	301,320	11,785
		263,298

TOTAL HEALTH CARE		2,001,498

INDUSTRIALS - 8.1%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	120,687	30,501
Northrop Grumman Corp.	190,538	41,276
Raytheon Co.	185,400	25,869
		97,646
Airlines - 1.4%
Air Canada (a)	3,524,300	24,266
Ryanair Holdings PLC sponsored ADR	1,101,542	77,956
		102,222
Building Products - 0.1%
Kingspan Group PLC (Ireland)	433,422	9,960
Commercial Services & Supplies - 0.2%
Tyco International Ltd.	341,900	15,580
Machinery - 1.9%
Flowserve Corp.	665,876	31,862
IDEX Corp.	119,445	10,725
Illinois Tool Works, Inc.	29,300	3,381
Pentair PLC	822,217	52,474
Xylem, Inc.	859,800	41,107
		139,549
Marine - 0.4%
Irish Continental Group PLC unit	5,928,035	31,282
Professional Services - 0.7%
Equifax, Inc.	250,500	33,181
Robert Half International, Inc.	439,600	16,063
		49,244
Road & Rail - 1.2%
Norfolk Southern Corp.	618,511	55,530
Union Pacific Corp.	361,400	33,628
		89,158
Trading Companies & Distributors - 0.9%
GATX Corp. (b)	192,200	8,597
HD Supply Holdings, Inc. (a)	1,620,074	58,630
		67,227

TOTAL INDUSTRIALS		601,868

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 0.9%
Cisco Systems, Inc.	2,246,900	68,598
Internet Software & Services - 2.9%
Alphabet, Inc. Class C (a)	9,800	7,534
Facebook, Inc. Class A (a)	1,660,500	205,802
		213,336
IT Services - 2.9%
Accenture PLC Class A	271,561	30,635
First Data Corp. Class A (a)	2,727,418	33,820
Fiserv, Inc. (a)	380,461	41,988
Global Payments, Inc.	406,751	30,368
Visa, Inc. Class A	991,464	77,384
		214,195
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	293,000	7,703
Intel Corp.	1,416,200	49,369
KLA-Tencor Corp.	195,300	14,786
Lam Research Corp.	642,687	57,694
Qorvo, Inc. (a)	290,779	18,386
Qualcomm, Inc.	801,700	50,170
Texas Instruments, Inc.	1,082,602	75,511
		273,619
Software - 5.9%
Adobe Systems, Inc. (a)	2,663,290	260,630
Electronic Arts, Inc. (a)	1,328,623	101,401
Intuit, Inc.	270,600	30,034
Manhattan Associates, Inc. (a)	172,919	10,038
Mobileye NV (a)	389,200	18,647
Ultimate Software Group, Inc. (a)	96,818	20,245
		440,995
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	97,700	10,181

TOTAL INFORMATION TECHNOLOGY		1,220,924

MATERIALS - 0.8%
Chemicals - 0.5%
Axalta Coating Systems (a)	551,716	15,751
FMC Corp.	403,900	19,201
		34,952
Containers & Packaging - 0.3%
International Paper Co.	472,000	21,622

TOTAL MATERIALS		56,574

TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	633,390	29,351
TOTAL COMMON STOCKS
(Cost $6,182,804)		7,222,200

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.42% (c)	239,173,088	239,173
Fidelity Securities Lending Cash Central Fund, 0.45% (c)(d)	153,756,125	153,756
TOTAL MONEY MARKET FUNDS
(Cost $392,929)		392,929
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $6,575,733)		7,615,129
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(183,209)
NET ASSETS - 100%		$7,431,920

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$933
Fidelity Securities Lending Cash Central Fund	1,312
Total	$2,245

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cairn Homes PLC	$28,512	$7,991	$--	$--	$--
Total	$28,512	$7,991	$--	$--	$--

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $6,579,839,000. Net unrealized appreciation aggregated $1,035,290,000, of which $1,164,447,000 related to appreciated investment securities and $129,157,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Disciplined Equity Fund

July 31, 2016

FDE-QTLY-0916
1.804820.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Hotels, Restaurants & Leisure - 1.4%
International Game Technology PLC	420,090	$8,780
McDonald's Corp.	41,152	4,842
Royal Caribbean Cruises Ltd.	64,805	4,694
		18,316
Household Durables - 0.9%
Whirlpool Corp.	62,836	12,087
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	41,476	31,472
Media - 1.9%
Comcast Corp. Class A	226,160	15,209
Interpublic Group of Companies, Inc.	440,281	10,153
		25,362
Multiline Retail - 0.5%
Dollar General Corp.	74,602	7,068
Specialty Retail - 4.3%
Best Buy Co., Inc.	352,851	11,856
Home Depot, Inc.	166,157	22,970
Lowe's Companies, Inc.	158,875	13,072
Ross Stores, Inc.	17,775	1,099
Sally Beauty Holdings, Inc. (a)	87,351	2,562
Staples, Inc.	534,275	4,963
		56,522
Textiles, Apparel & Luxury Goods - 1.7%
Michael Kors Holdings Ltd. (a)	208,118	10,764
PVH Corp.	113,336	11,454
		22,218

TOTAL CONSUMER DISCRETIONARY		173,045

CONSUMER STAPLES - 8.4%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	38,268	3,909
The Coca-Cola Co.	35,377	1,543
		5,452
Food & Staples Retailing - 1.1%
CVS Health Corp.	154,871	14,360
Food Products - 2.5%
Bunge Ltd.	163,615	10,772
Pilgrim's Pride Corp. (b)	397,866	9,250
Tyson Foods, Inc. Class A	173,228	12,750
		32,772
Household Products - 2.0%
Procter & Gamble Co.	310,833	26,604
Personal Products - 0.6%
Herbalife Ltd. (a)	104,938	7,137
Nu Skin Enterprises, Inc. Class A	18,664	997
		8,134
Tobacco - 1.8%
Altria Group, Inc.	240,813	16,303
Reynolds American, Inc.	164,071	8,213
		24,516

TOTAL CONSUMER STAPLES		111,838

ENERGY - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Chevron Corp.	230,806	23,653
ConocoPhillips Co.	326,081	13,311
Exxon Mobil Corp.	62,870	5,592
Parsley Energy, Inc. Class A (a)	358,839	10,230
PBF Energy, Inc. Class A	398,539	8,903
Phillips 66 Co.	164,327	12,499
World Fuel Services Corp.	218,315	10,392
		84,580
FINANCIALS - 15.0%
Banks - 4.6%
Bank of America Corp.	1,459,064	21,142
Citigroup, Inc.	443,697	19,438
Popular, Inc.	3,590	121
Regions Financial Corp.	698,132	6,402
Wells Fargo & Co.	300,841	14,431
		61,534
Consumer Finance - 1.7%
Capital One Financial Corp.	183,670	12,321
Synchrony Financial	368,610	10,277
		22,598
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (a)	200,576	28,937
Broadcom Ltd.	66,590	10,786
Voya Financial, Inc.	34,515	885
		40,608
Insurance - 1.9%
Chubb Ltd.	113,329	14,196
MetLife, Inc.	31,928	1,365
Prudential Financial, Inc.	16,521	1,244
The Travelers Companies, Inc.	76,539	8,895
		25,700
Real Estate Investment Trusts - 3.7%
American Capital Agency Corp.	541,012	10,598
Annaly Capital Management, Inc.	909,936	9,991
Public Storage	51,138	12,218
Simon Property Group, Inc.	69,632	15,809
		48,616

TOTAL FINANCIALS		199,056

HEALTH CARE - 14.4%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	4,242	546
Amgen, Inc.	118,267	20,345
Biogen, Inc. (a)	18,487	5,360
Gilead Sciences, Inc.	215,423	17,120
		43,371
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (a)	160,708	3,902
Intuitive Surgical, Inc. (a)	16,858	11,729
Medtronic PLC	208,398	18,262
		33,893
Health Care Providers & Services - 4.6%
AmSurg Corp. (a)	58,288	4,372
Anthem, Inc.	68,341	8,976
Cardinal Health, Inc.	58,270	4,871
Envision Healthcare Holdings, Inc. (a)	178,353	4,386
Express Scripts Holding Co. (a)	179,245	13,635
Laboratory Corp. of America Holdings (a)	84,654	11,814
McKesson Corp.	66,931	13,022
		61,076
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	239,148	11,505
Pharmaceuticals - 3.1%
Allergan PLC (a)	63,361	16,027
Bristol-Myers Squibb Co.	3,234	242
Johnson & Johnson	164,904	20,651
Mylan N.V. (a)	91,884	4,299
		41,219

TOTAL HEALTH CARE		191,064

INDUSTRIALS - 8.0%
Aerospace & Defense - 3.1%
General Dynamics Corp.	91,104	13,382
Honeywell International, Inc.	129,722	15,091
Northrop Grumman Corp.	57,026	12,354
		40,827
Airlines - 0.4%
American Airlines Group, Inc.	15,691	557
Southwest Airlines Co.	143,539	5,312
		5,869
Construction & Engineering - 1.2%
AECOM (a)	129,911	4,611
Jacobs Engineering Group, Inc. (a)	201,174	10,767
		15,378
Industrial Conglomerates - 1.7%
General Electric Co.	705,592	21,972
Machinery - 0.8%
Flowserve Corp.	223,807	10,709
Professional Services - 0.8%
Manpower, Inc.	156,214	10,841

TOTAL INDUSTRIALS		105,596

INFORMATION TECHNOLOGY - 21.7%
Electronic Equipment & Components - 0.2%
Ingram Micro, Inc. Class A	96,697	3,311
Internet Software & Services - 6.4%
Alphabet, Inc.:
Class A	52,828	41,805
Class C (a)	3,230	2,483
Facebook, Inc. Class A (a)	250,409	31,036
GoDaddy, Inc. (a)	320,377	9,586
		84,910
IT Services - 4.9%
Alliance Data Systems Corp. (a)	53,382	12,364
Black Knight Financial Services, Inc. Class A (a)	101,617	3,948
Booz Allen Hamilton Holding Corp. Class A	7,123	220
Cognizant Technology Solutions Corp. Class A (a)	212,441	12,213
Computer Sciences Corp.	201,617	9,643
Euronet Worldwide, Inc. (a)	61,535	4,693
First Data Corp. Class A (a)	51,524	639
Global Payments, Inc.	144,416	10,782
Leidos Holdings, Inc. (b)	68,138	3,408
Teradata Corp. (a)	24,564	697
Visa, Inc. Class A	78,638	6,138
		64,745
Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	471,393	12,393
First Solar, Inc. (a)	176,242	8,227
ON Semiconductor Corp. (a)	1,101,941	11,052
Qualcomm, Inc.	106,660	6,675
		38,347
Software - 3.2%
Activision Blizzard, Inc.	273,972	11,003
Adobe Systems, Inc. (a)	54,942	5,377
Microsoft Corp.	288,228	16,337
Nuance Communications, Inc. (a)	619,362	9,953
		42,670
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	402,771	41,974
HP, Inc.	870,658	12,198
		54,172

TOTAL INFORMATION TECHNOLOGY		288,155

MATERIALS - 3.8%
Chemicals - 3.5%
E.I. du Pont de Nemours & Co.	218,382	15,105
Eastman Chemical Co.	9,779	638
LyondellBasell Industries NV Class A	152,124	11,449
The Dow Chemical Co.	277,567	14,897
Westlake Chemical Corp.	106,889	4,889
		46,978
Metals & Mining - 0.3%
Newmont Mining Corp.	89,066	3,919

TOTAL MATERIALS		50,897

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	682,284	29,536
Verizon Communications, Inc.	151,408	8,390
		37,926
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	240,265	11,134

TOTAL TELECOMMUNICATION SERVICES		49,060

UTILITIES - 4.6%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	119,721	8,297
Exelon Corp.	355,317	13,246
FirstEnergy Corp.	319,995	11,174
		32,717
Gas Utilities - 0.7%
UGI Corp.	219,602	9,939
Multi-Utilities - 1.4%
Avangrid, Inc.	179,141	8,086
MDU Resources Group, Inc.	410,572	9,874
		17,960

TOTAL UTILITIES		60,616

TOTAL COMMON STOCKS
(Cost $1,209,948)		1,313,907

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.42% (c)	12,309,788	12,310
Fidelity Securities Lending Cash Central Fund, 0.45% (c)(d)	10,021,425	10,021
TOTAL MONEY MARKET FUNDS
(Cost $22,331)		22,331
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $1,232,279)		1,336,238
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(10,954)
NET ASSETS - 100%		$1,325,284

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$66
Fidelity Securities Lending Cash Central Fund	145
Total	$211

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,236,910,000. Net unrealized appreciation aggregated $99,328,000, of which $127,562,000 related to appreciated investment securities and $28,234,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Focused Stock Fund

July 31, 2016

TQG-QTLY-0916
1.804874.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Household Durables - 1.7%
Newell Brands, Inc.	547,000	$28,695,620
Internet & Catalog Retail - 4.4%
Amazon.com, Inc. (a)	91,300	69,279,353
Priceline Group, Inc. (a)	4,900	6,618,969
		75,898,322
Media - 1.2%
Charter Communications, Inc. Class A (a)	90,000	21,138,300
Specialty Retail - 3.9%
AutoZone, Inc. (a)	83,100	67,640,907
Textiles, Apparel & Luxury Goods - 2.1%
adidas AG	175,000	28,747,570
NIKE, Inc. Class B	124,000	6,882,000
		35,629,570

TOTAL CONSUMER DISCRETIONARY		229,002,719

CONSUMER STAPLES - 12.9%
Beverages - 4.6%
Constellation Brands, Inc. Class A (sub. vtg.)	244,000	40,169,720
Molson Coors Brewing Co. Class B	385,500	39,382,680
		79,552,400
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	106,000	17,725,320
Food Products - 1.2%
Post Holdings, Inc. (a)	234,400	20,315,448
Personal Products - 2.7%
Estee Lauder Companies, Inc. Class A	506,000	47,007,400
Tobacco - 3.4%
Reynolds American, Inc.	1,152,000	57,669,120

TOTAL CONSUMER STAPLES		222,269,688

ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Cenovus Energy, Inc.	1,228,000	17,578,463
ConocoPhillips Co.	426,000	17,389,320
PrairieSky Royalty Ltd. (b)	1,836,800	35,747,013
		70,714,796
FINANCIALS - 14.8%
Capital Markets - 0.2%
BlackRock, Inc. Class A	12,000	4,395,000
Diversified Financial Services - 9.5%
McGraw Hill Financial, Inc.	796,094	97,282,688
MSCI, Inc. Class A	768,000	66,078,720
		163,361,408
Real Estate Investment Trusts - 5.1%
American Tower Corp.	638,000	73,861,260
Extra Space Storage, Inc.	171,000	14,709,420
		88,570,680

TOTAL FINANCIALS		256,327,088

HEALTH CARE - 17.3%
Biotechnology - 4.0%
Intercept Pharmaceuticals, Inc. (a)(b)	147,779	25,570,200
Medivation, Inc. (a)	677,000	43,321,230
		68,891,430
Health Care Equipment & Supplies - 4.6%
Boston Scientific Corp. (a)	2,348,000	57,009,440
Danaher Corp.	207,000	16,858,080
Edwards Lifesciences Corp. (a)	43,000	4,924,360
		78,791,880
Health Care Providers & Services - 2.4%
UnitedHealth Group, Inc.	294,000	42,100,800
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	35,000	5,822,250
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	916,900	68,593,289
Pfizer, Inc.	285,000	10,513,650
Prestige Brands Holdings, Inc. (a)	464,400	24,845,400
		103,952,339

TOTAL HEALTH CARE		299,558,699

INDUSTRIALS - 8.2%
Aerospace & Defense - 1.0%
Northrop Grumman Corp.	76,000	16,463,880
Electrical Equipment - 0.6%
Acuity Brands, Inc.	7,000	1,837,010
Fortive Corp. (a)	173,000	8,340,330
		10,177,340
Road & Rail - 6.6%
Kansas City Southern	670,000	64,393,700
Norfolk Southern Corp.	555,000	49,827,900
		114,221,600

TOTAL INDUSTRIALS		140,862,820

INFORMATION TECHNOLOGY - 23.2%
Internet Software & Services - 8.0%
Alphabet, Inc. Class A	120,600	95,435,604
Facebook, Inc. Class A (a)	346,700	42,969,998
		138,405,602
IT Services - 7.1%
Accenture PLC Class A	214,000	24,141,340
MasterCard, Inc. Class A	96,000	9,143,040
PayPal Holdings, Inc. (a)	1,205,000	44,874,200
Visa, Inc. Class A	567,000	44,254,350
		122,412,930
Software - 8.1%
Activision Blizzard, Inc.	363,000	14,578,080
Adobe Systems, Inc. (a)	911,626	89,211,720
Electronic Arts, Inc. (a)	359,000	27,398,880
Salesforce.com, Inc. (a)	105,221	8,607,078
		139,795,758

TOTAL INFORMATION TECHNOLOGY		400,614,290

MATERIALS - 2.0%
Chemicals - 1.4%
The Dow Chemical Co.	432,000	23,185,440
Containers & Packaging - 0.6%
Ball Corp.	156,000	11,024,520

TOTAL MATERIALS		34,209,960

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	1,530,000	66,233,700
TOTAL COMMON STOCKS
(Cost $1,444,912,502)		1,719,793,760

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.42% (c)	5,775,016	5,775,016
Fidelity Securities Lending Cash Central Fund, 0.45% (c)(d)	22,686,275	22,686,275
TOTAL MONEY MARKET FUNDS
(Cost $28,461,291)		28,461,291
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $1,473,373,793)		1,748,255,051
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(21,033,158)
NET ASSETS - 100%		$1,727,221,893

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,056
Fidelity Securities Lending Cash Central Fund	84,232
Total	$128,288

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$229,002,719	$200,255,149	$28,747,570	$--
Consumer Staples	222,269,688	222,269,688	--	--
Energy	70,714,796	70,714,796	--	--
Financials	256,327,088	256,327,088	--	--
Health Care	299,558,699	299,558,699	--	--
Industrials	140,862,820	140,862,820	--	--
Information Technology	400,614,290	400,614,290	--	--
Materials	34,209,960	34,209,960	--	--
Telecommunication Services	66,233,700	66,233,700	--	--
Money Market Funds	28,461,291	28,461,291	--	--
Total Investments in Securities:	$1,748,255,051	$1,719,507,481	$28,747,570	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,476,049,310. Net unrealized appreciation aggregated $272,205,741, of which $300,410,517 related to appreciated investment securities and $28,204,776 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Stock Selector Small Cap Fund

July 31, 2016

SCS-QTLY-0916
1.804877.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.6%
Standard Motor Products, Inc.	121,302	$5,087
Tenneco, Inc. (a)	214,484	12,123
Visteon Corp.	88,800	6,224
		23,434
Diversified Consumer Services - 0.6%
Service Corp. International	322,900	8,951
Hotels, Restaurants & Leisure - 2.2%
Cedar Fair LP (depositary unit)	83,100	4,920
Dave & Buster's Entertainment, Inc. (a)	164,800	7,334
Domino's Pizza, Inc.	56,500	8,322
Texas Roadhouse, Inc. Class A	244,357	11,539
		32,115
Household Durables - 1.5%
Ethan Allen Interiors, Inc.	304,979	10,592
Helen of Troy Ltd. (a)	65,680	6,542
Meritage Homes Corp. (a)	138,000	5,022
		22,156
Leisure Products - 1.1%
Brunswick Corp.	158,396	7,860
Vista Outdoor, Inc. (a)	185,366	9,278
		17,138
Media - 1.1%
Nexstar Broadcasting Group, Inc. Class A (b)	191,635	9,687
Starz Series A (a)	213,900	6,466
		16,153
Specialty Retail - 2.5%
Burlington Stores, Inc. (a)	135,000	10,329
Genesco, Inc. (a)	100,975	7,010
Murphy U.S.A., Inc. (a)	98,900	7,580
Sally Beauty Holdings, Inc. (a)	217,100	6,368
Urban Outfitters, Inc. (a)	173,300	5,182
		36,469
Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp. (a)	150,000	9,902
G-III Apparel Group Ltd. (a)	266,810	10,680
Kate Spade & Co. (a)	219,600	4,763
Steven Madden Ltd. (a)	323,359	11,324
		36,669

TOTAL CONSUMER DISCRETIONARY		193,085

CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	23,080	3,287
Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.	38,050	5,081
Performance Food Group Co.	208,400	5,718
		10,799
Food Products - 1.3%
Greencore Group PLC	785,400	3,405
Ingredion, Inc.	35,300	4,703
J&J Snack Foods Corp.	53,850	6,549
TreeHouse Foods, Inc. (a)	45,900	4,736
		19,393
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	95,800	2,183
Personal Products - 0.4%
Inter Parfums, Inc.	169,300	5,509

TOTAL CONSUMER STAPLES		41,171

ENERGY - 2.8%
Energy Equipment & Services - 0.7%
Nabors Industries Ltd.	589,200	5,303
Rowan Companies PLC	129,400	1,972
Total Energy Services, Inc.	347,900	3,411
		10,686
Oil, Gas & Consumable Fuels - 2.1%
Boardwalk Pipeline Partners, LP	320,008	5,347
Diamondback Energy, Inc.	48,707	4,276
Newfield Exploration Co. (a)	130,988	5,672
PDC Energy, Inc. (a)	117,900	6,457
Western Refining, Inc.	206,588	4,307
WPX Energy, Inc. (a)	486,900	4,864
		30,923

TOTAL ENERGY		41,609

FINANCIALS - 25.1%
Banks - 10.4%
Associated Banc-Corp.	869,123	16,166
BancFirst Corp.	139,983	9,179
Bank of the Ozarks, Inc.	404,736	14,566
Banner Corp.	349,429	14,585
BBCN Bancorp, Inc.	859,586	13,212
Community Bank System, Inc.	298,628	13,178
Huntington Bancshares, Inc.	1,701,100	16,160
Investors Bancorp, Inc.	1,168,600	13,275
MB Financial, Inc.	568,800	21,840
PacWest Bancorp	261,701	10,821
Tompkins Financial Corp.	136,572	9,934
		152,916
Capital Markets - 1.8%
AURELIUS AG	246,542	15,019
OM Asset Management Ltd.	773,640	10,831
		25,850
Insurance - 2.9%
Allied World Assurance Co. Holdings AG	493,477	20,228
Aspen Insurance Holdings Ltd.	203,410	9,349
Employers Holdings, Inc.	114,797	3,274
James River Group Holdings Ltd.	290,316	9,772
		42,623
Real Estate Investment Trusts - 8.7%
Coresite Realty Corp.	210,897	17,405
Cousins Properties, Inc.	815,280	8,675
Equity Lifestyle Properties, Inc.	209,400	17,221
Kite Realty Group Trust	423,667	12,884
Mid-America Apartment Communities, Inc.	140,684	14,915
National Retail Properties, Inc.	282,795	15,033
Ramco-Gershenson Properties Trust (SBI)	729,850	14,480
Store Capital Corp.	497,615	15,521
Urban Edge Properties	403,600	12,072
		128,206
Thrifts & Mortgage Finance - 1.3%
WSFS Financial Corp.	560,242	19,715

TOTAL FINANCIALS		369,310

HEALTH CARE - 13.9%
Biotechnology - 6.1%
ACADIA Pharmaceuticals, Inc. (a)	110,152	4,080
Acorda Therapeutics, Inc. (a)	155,800	3,939
Advanced Accelerator Applications SA sponsored ADR (b)	108,100	3,382
Agios Pharmaceuticals, Inc. (a)(b)	45,820	2,072
Ascendis Pharma A/S sponsored ADR (a)	233,356	3,360
BioMarin Pharmaceutical, Inc. (a)	41,656	4,141
bluebird bio, Inc. (a)	42,028	2,403
Cellectis SA sponsored ADR (a)	117,600	3,101
Coherus BioSciences, Inc. (a)(b)	187,800	4,768
Curis, Inc. (a)	1,806,148	3,034
CytomX Therapeutics, Inc.	73,000	734
CytomX Therapeutics, Inc. (c)	27,627	278
Five Prime Therapeutics, Inc. (a)	106,500	5,398
Genocea Biosciences, Inc. (a)(b)	487,508	1,984
Heron Therapeutics, Inc. (a)(b)	144,200	2,397
Intercept Pharmaceuticals, Inc. (a)	19,503	3,375
Ionis Pharmaceuticals, Inc. (a)	76,128	2,222
La Jolla Pharmaceutical Co. (a)	179,738	3,056
Macrogenics, Inc. (a)	144,000	4,405
Mirati Therapeutics, Inc. (a)(b)	53,425	248
Neurocrine Biosciences, Inc. (a)	99,960	5,021
Novavax, Inc. (a)	605,438	4,432
Sage Therapeutics, Inc. (a)	10,200	458
Spark Therapeutics, Inc. (a)	81,100	4,699
TESARO, Inc. (a)	88,400	8,242
Ultragenyx Pharmaceutical, Inc. (a)	84,284	5,333
Vitae Pharmaceuticals, Inc. (a)	361,000	3,845
		90,407
Health Care Equipment & Supplies - 3.6%
Hill-Rom Holdings, Inc.	182,500	9,751
Integra LifeSciences Holdings Corp. (a)	172,406	14,529
NxStage Medical, Inc. (a)	546,300	12,079
Steris PLC	27,933	1,982
Teleflex, Inc.	33,000	5,950
Wright Medical Group NV (a)	399,277	8,756
		53,047
Health Care Providers & Services - 2.6%
Amedisys, Inc. (a)	84,600	4,530
AmSurg Corp. (a)	87,800	6,586
Molina Healthcare, Inc. (a)	73,200	4,158
Surgical Care Affiliates, Inc. (a)	256,014	13,315
Team Health Holdings, Inc. (a)	138,000	5,636
VCA, Inc. (a)	53,400	3,810
		38,035
Health Care Technology - 0.2%
Press Ganey Holdings, Inc. (a)	76,761	3,064
Life Sciences Tools & Services - 0.5%
Bruker Corp.	288,267	7,184
Pharmaceuticals - 0.9%
Innoviva, Inc. (b)	289,251	3,723
Prestige Brands Holdings, Inc. (a)	85,046	4,550
Theravance Biopharma, Inc. (a)	181,454	4,629
		12,902

TOTAL HEALTH CARE		204,639

INDUSTRIALS - 13.8%
Aerospace & Defense - 2.3%
Moog, Inc. Class A (a)	171,624	9,451
Orbital ATK, Inc.	117,034	10,196
Teledyne Technologies, Inc. (a)	130,360	13,688
		33,335
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	316,505	12,958
Airlines - 0.5%
JetBlue Airways Corp. (a)	361,788	6,632
Building Products - 0.7%
Allegion PLC	77,882	5,638
Simpson Manufacturing Co. Ltd.	127,200	5,190
		10,828
Commercial Services & Supplies - 3.7%
Deluxe Corp.	206,426	13,952
Interface, Inc.	490,970	8,769
Matthews International Corp. Class A	108,695	6,534
Multi-Color Corp.	103,400	6,678
Waste Connection, Inc. (Canada)	102,570	7,642
West Corp.	516,136	11,412
		54,987
Construction & Engineering - 1.7%
EMCOR Group, Inc.	279,002	15,540
Valmont Industries, Inc.	69,116	9,051
		24,591
Industrial Conglomerates - 0.5%
ITT, Inc.	243,399	7,718
Machinery - 1.1%
AGCO Corp.	164,847	7,939
Standex International Corp.	92,100	8,178
		16,117
Trading Companies & Distributors - 2.4%
Kaman Corp.	235,373	10,159
Titan Machinery, Inc. (a)(b)	469,061	5,258
Watsco, Inc.	101,098	14,562
WESCO International, Inc. (a)	108,740	6,061
		36,040

TOTAL INDUSTRIALS		203,206

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.8%
NETGEAR, Inc. (a)	238,211	12,251
Electronic Equipment & Components - 2.8%
Cardtronics PLC	193,700	8,521
CDW Corp.	183,007	7,856
Jabil Circuit, Inc.	265,079	5,394
Tech Data Corp. (a)	125,054	9,745
Trimble Navigation Ltd. (a)	331,185	8,757
		40,273
Internet Software & Services - 0.4%
Bankrate, Inc. (a)	33,649	268
Stamps.com, Inc. (a)	65,498	4,965
		5,233
IT Services - 6.3%
Convergys Corp.	92,500	2,465
CSG Systems International, Inc.	59,300	2,387
EPAM Systems, Inc. (a)	120,598	8,471
Euronet Worldwide, Inc. (a)	141,387	10,782
ExlService Holdings, Inc. (a)	183,500	9,085
Global Payments, Inc.	120,948	9,030
ManTech International Corp. Class A	232,392	9,182
Maximus, Inc.	189,100	11,142
Perficient, Inc. (a)	201,627	4,480
Science Applications International Corp.	167,422	10,173
Virtusa Corp. (a)	252,900	6,879
WEX, Inc. (a)	91,900	8,609
		92,685
Semiconductors & Semiconductor Equipment - 2.5%
Cirrus Logic, Inc. (a)	149,700	7,274
Intersil Corp. Class A	544,400	8,318
Monolithic Power Systems, Inc.	133,330	9,696
ON Semiconductor Corp. (a)	525,600	5,272
Qorvo, Inc. (a)	106,550	6,737
		37,297
Software - 4.0%
CommVault Systems, Inc. (a)	110,086	5,696
Manhattan Associates, Inc. (a)	157,788	9,160
Paycom Software, Inc. (a)	202,800	9,574
Pegasystems, Inc.	291,619	8,136
Qlik Technologies, Inc. (a)	199,595	6,028
RealPage, Inc. (a)	372,500	9,368
Tyler Technologies, Inc. (a)	65,320	10,648
		58,610
Technology Hardware, Storage & Peripherals - 0.8%
Electronics for Imaging, Inc. (a)	127,353	5,640
Super Micro Computer, Inc. (a)	299,800	6,461
		12,101

TOTAL INFORMATION TECHNOLOGY		258,450

MATERIALS - 3.9%
Chemicals - 1.7%
Chase Corp.	83,139	5,037
Innospec, Inc.	153,499	7,716
PolyOne Corp.	173,768	6,094
Trinseo SA	118,031	5,877
		24,724
Containers & Packaging - 1.6%
Avery Dennison Corp.	82,500	6,426
Berry Plastics Group, Inc. (a)	287,440	11,785
Silgan Holdings, Inc.	110,800	5,493
		23,704
Metals & Mining - 0.6%
Compass Minerals International, Inc.	56,900	3,960
Steel Dynamics, Inc.	178,200	4,779
		8,739

TOTAL MATERIALS		57,167

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	83,300	3,559
UTILITIES - 4.0%
Electric Utilities - 1.8%
El Paso Electric Co.	143,520	6,843
Great Plains Energy, Inc.	120,020	3,574
IDACORP, Inc.	102,700	8,303
Portland General Electric Co.	194,868	8,510
		27,230
Gas Utilities - 2.2%
Atmos Energy Corp.	60,638	4,838
New Jersey Resources Corp.	125,900	4,689
South Jersey Industries, Inc.	99,900	3,185
Southwest Gas Corp.	137,400	10,649
Spire, Inc.	124,800	8,661
		32,022

TOTAL UTILITIES		59,252

TOTAL COMMON STOCKS
(Cost $1,192,337)		1,431,448
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.27% 9/15/16
(Cost $40)	40	40
	Shares	Value (000s)

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.42% (d)	50,932,418	$50,932
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	16,353,500	16,354
TOTAL MONEY MARKET FUNDS
(Cost $67,286)		67,286
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $1,259,663)		1,498,774
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(28,283)
NET ASSETS - 100%		$1,470,491

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
55 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	6,694	$47

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $278,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$132
Fidelity Securities Lending Cash Central Fund	789
Total	$921

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$193,085	$193,085	$--	$--
Consumer Staples	41,171	41,171	--	--
Energy	41,609	41,609	--	--
Financials	369,310	369,310	--	--
Health Care	204,639	204,639	--	--
Industrials	203,206	203,206	--	--
Information Technology	258,450	258,450	--	--
Materials	57,167	57,167	--	--
Telecommunication Services	3,559	3,559	--	--
Utilities	59,252	59,252	--	--
U.S. Government and Government Agency Obligations	40	--	40	--
Money Market Funds	67,286	67,286	--	--
Total Investments in Securities:	$1,498,774	$1,498,734	$40	$--
Derivative Instruments:
Assets
Futures Contracts	$47	$47	$--	$--
Total Assets	$47	$47	$--	$--
Total Derivative Instruments:	$47	$47	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,262,623,000. Net unrealized appreciation aggregated $236,151,000, of which $293,546,000 related to appreciated investment securities and $57,395,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Value Fund

July 31, 2016

VAL-QTLY-0916
1.804828.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.2%
Delphi Automotive PLC	368,500	$24,992
Hertz Global Holdings, Inc. (a)	566,640	27,584
Tenneco, Inc. (a)	526,300	29,746
Visteon Corp.	199,310	13,970
		96,292
Diversified Consumer Services - 1.5%
H&R Block, Inc.	1,275,959	30,355
Houghton Mifflin Harcourt Co. (a)	4,172,106	70,717
Service Corp. International	712,167	19,741
		120,813
Hotels, Restaurants & Leisure - 0.8%
Extended Stay America, Inc. unit	1,848,800	26,179
Wyndham Worldwide Corp.	503,800	35,780
		61,959
Household Durables - 0.8%
Tempur Sealy International, Inc. (a)(b)	190,400	14,400
Tupperware Brands Corp.	235,800	14,780
Whirlpool Corp.	200,600	38,587
		67,767
Internet & Catalog Retail - 0.9%
Liberty Interactive Corp. QVC Group Series A (a)	2,727,000	73,111
Leisure Products - 0.5%
Mattel, Inc.	445,600	14,874
Polaris Industries, Inc. (b)	223,700	22,090
		36,964
Media - 3.6%
CBS Corp. Class B	343,100	17,917
Charter Communications, Inc. Class A (a)	193,539	45,457
John Wiley & Sons, Inc. Class A	369,000	21,291
Liberty Broadband Corp. Class C (a)	496,371	31,425
Liberty Global PLC Class C (a)	260,100	8,050
Live Nation Entertainment, Inc. (a)	1,152,260	31,595
Omnicom Group, Inc.	455,900	37,516
Sinclair Broadcast Group, Inc. Class A	867,856	24,144
Time, Inc.	727,900	11,887
Tribune Media Co. Class A	516,600	19,140
Twenty-First Century Fox, Inc.:
Class A	621,800	16,565
Class B	834,000	22,543
		287,530
Multiline Retail - 0.5%
Dillard's, Inc. Class A	258,150	17,472
Kohl's Corp.	462,217	19,224
		36,696
Specialty Retail - 1.1%
GameStop Corp. Class A (b)	991,298	30,681
GNC Holdings, Inc.	680,956	13,898
Michaels Companies, Inc. (a)	443,400	11,688
Office Depot, Inc.	3,371,000	11,664
Sally Beauty Holdings, Inc. (a)	590,800	17,328
		85,259
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	631,600	18,532

TOTAL CONSUMER DISCRETIONARY		884,923

CONSUMER STAPLES - 3.0%
Beverages - 0.8%
C&C Group PLC	1,818,589	7,328
Cott Corp.	2,771,611	41,309
Molson Coors Brewing Co. Class B	174,686	17,846
		66,483
Food & Staples Retailing - 0.7%
AdvancePierre Foods Holdings, Inc.	107,200	2,564
Walgreens Boots Alliance, Inc.	142,700	11,309
Whole Foods Market, Inc.	1,299,400	39,606
		53,479
Food Products - 1.5%
Bunge Ltd.	205,409	13,524
ConAgra Foods, Inc.	360,700	16,866
Darling International, Inc. (a)	2,274,300	35,888
Mead Johnson Nutrition Co. Class A	118,300	10,552
Nomad Foods Ltd. (a)	2,184,717	19,335
The J.M. Smucker Co.	179,931	27,738
		123,903

TOTAL CONSUMER STAPLES		243,865

ENERGY - 7.6%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	1,493,134	71,417
BW Offshore Ltd. (b)	306,885,337	9,093
Dril-Quip, Inc. (a)	595,933	32,437
FMC Technologies, Inc. (a)	567,327	14,399
Halliburton Co.	514,555	22,465
Odfjell Drilling A/S (a)	2,881,782	1,670
SBM Offshore NV	1,471,000	19,653
Schlumberger Ltd.	194,464	15,658
		186,792
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	938,100	51,155
Boardwalk Pipeline Partners, LP	2,028,400	33,895
Cenovus Energy, Inc.	1,738,700	24,889
Cheniere Energy, Inc. (a)	377,529	15,792
Diamondback Energy, Inc.	290,717	25,522
Energen Corp.	381,779	18,089
EQT Corp.	516,464	37,630
GasLog Ltd. (b)	2,022,531	27,041
Golar LNG Ltd. (b)	709,848	12,039
Hess Corp.	529,526	28,409
Hoegh LNG Holdings Ltd. (b)	727,376	7,587
Lundin Petroleum AB (a)	800,300	13,243
Marathon Petroleum Corp.	771,571	30,392
Newfield Exploration Co. (a)	880,510	38,126
Teekay LNG Partners LP	1,953,100	19,922
Teekay Offshore Partners LP	4,386,300	24,432
Whiting Petroleum Corp. (a)	1,408,244	10,379
		418,542

TOTAL ENERGY		605,334

FINANCIALS - 29.1%
Banks - 4.8%
Bank of Ireland (a)	22,747,694	4,768
Barclays PLC sponsored ADR	2,542,567	20,951
CIT Group, Inc.	2,110,676	72,945
Citigroup, Inc.	636,416	27,881
Cullen/Frost Bankers, Inc.	250,600	17,013
EFG Eurobank Ergasias SA (a)	6,722,560	3,891
First Citizen Bancshares, Inc.	121,801	31,641
First Citizen Bancshares, Inc. Class A (a)	158,592	41,199
Hilltop Holdings, Inc. (a)	1,062,814	23,148
Huntington Bancshares, Inc.	197,900	1,880
Lloyds Banking Group PLC	13,928,300	9,796
PNC Financial Services Group, Inc.	188,244	15,558
U.S. Bancorp	2,134,215	90,000
Wells Fargo & Co.	394,328	18,916
		379,587
Capital Markets - 4.5%
American Capital Ltd. (a)(b)	1,058,900	17,440
Apollo Global Management LLC Class A	1,678,032	28,778
Ares Capital Corp. (b)	1,909,315	28,907
Brookfield Asset Management, Inc. Class A	505,050	17,442
E*TRADE Financial Corp. (a)	1,103,746	27,682
Fortress Investment Group LLC	3,388,528	16,807
Franklin Resources, Inc.	977,700	35,383
Invesco Ltd.	655,031	19,114
KKR & Co. LP	2,259,068	32,621
Legg Mason, Inc.	1,221,300	41,695
NorthStar Asset Management Group, Inc.	4,174,959	49,515
The Blackstone Group LP	923,704	24,792
Virtus Investment Partners, Inc. (b)	252,800	21,309
		361,485
Consumer Finance - 4.1%
Ally Financial, Inc.	93,800	1,692
Capital One Financial Corp.	802,591	53,838
Discover Financial Services	1,736,200	98,686
Navient Corp.	3,795,968	53,903
OneMain Holdings, Inc. (a)	1,090,238	31,442
Synchrony Financial	2,981,400	83,121
		322,682
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	681,989	98,391
Leucadia National Corp.	1,627,700	29,722
		128,113
Insurance - 3.9%
AFLAC, Inc.	479,146	34,633
AMBAC Financial Group, Inc. (a)	2,040,459	37,096
Brown & Brown, Inc.	777,100	28,488
Chubb Ltd.	516,948	64,753
FNF Group	1,073,700	40,446
Greenlight Capital Re, Ltd. (a)	728,943	15,038
Prudential PLC	672,110	11,848
Reinsurance Group of America, Inc.	446,693	44,334
Torchmark Corp.	590,151	36,513
		313,149
Real Estate Investment Trusts - 8.8%
American Tower Corp.	597,504	69,173
Annaly Capital Management, Inc.	568,700	6,244
CBL & Associates Properties, Inc.	1,565,000	19,234
Douglas Emmett, Inc.	993,100	37,778
Equity Lifestyle Properties, Inc.	1,110,369	91,317
Essex Property Trust, Inc.	160,300	37,491
Extra Space Storage, Inc.	448,900	38,614
First Potomac Realty Trust	301,700	3,050
Forest City Realty Trust, Inc.	2,429,595	57,460
Grivalia Properties REIC	4,985,557	38,683
iStar Financial, Inc. (a)(b)(c)	4,490,965	46,526
Lamar Advertising Co. Class A	402,100	27,287
Mack-Cali Realty Corp.	811,700	22,890
MFA Financial, Inc.	2,186,990	16,446
NorthStar Realty Europe Corp.	158,993	1,471
NorthStar Realty Finance Corp.	2,121,179	28,424
Outfront Media, Inc.	2,366,100	55,059
VEREIT, Inc.	4,434,800	49,049
WP Glimcher, Inc.	4,474,500	56,737
		702,933
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	1,103,000	31,380
Kennedy Wilson Europe Real Estate PLC	342,306	4,508
Kennedy-Wilson Holdings, Inc.	1,071,214	22,549
Realogy Holdings Corp. (a)	1,639,241	50,800
		109,237

TOTAL FINANCIALS		2,317,186

HEALTH CARE - 6.9%
Biotechnology - 0.9%
Gilead Sciences, Inc.	317,600	25,240
United Therapeutics Corp. (a)	367,565	44,479
		69,719
Health Care Equipment & Supplies - 0.5%
Hill-Rom Holdings, Inc.	154,643	8,263
St. Jude Medical, Inc.	202,518	16,817
The Cooper Companies, Inc.	23,566	4,300
Zimmer Biomet Holdings, Inc.	102,946	13,500
		42,880
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	47,292	2,672
Accretive Health, Inc. (a)(b)	5,494,566	10,934
Anthem, Inc.	147,800	19,412
Cigna Corp.	183,000	23,600
DaVita HealthCare Partners, Inc. (a)	85,240	6,610
Envision Healthcare Holdings, Inc. (a)	227,075	5,584
Laboratory Corp. of America Holdings (a)	493,547	68,879
McKesson Corp.	94,500	18,386
Universal Health Services, Inc. Class B	81,192	10,517
		166,594
Health Care Technology - 0.6%
CompuGroup Medical AG	1,090,604	47,089
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	290,440	13,973
Pharmaceuticals - 2.6%
Endo International PLC (a)	2,144,971	37,237
Innoviva, Inc.	1,638,846	21,092
Jazz Pharmaceuticals PLC (a)	531,609	80,257
Mallinckrodt PLC (a)	95,296	6,417
Perrigo Co. PLC	133,894	12,237
Teva Pharmaceutical Industries Ltd. sponsored ADR	660,217	35,322
The Medicines Company (a)	106,901	4,181
Valeant Pharmaceuticals International, Inc. (Canada) (a)	590,600	13,170
		209,913

TOTAL HEALTH CARE		550,168

INDUSTRIALS - 11.0%
Aerospace & Defense - 2.6%
Aerojet Rocketdyne Holdings, Inc. (a)(c)	3,483,816	65,705
Curtiss-Wright Corp.	370,216	32,946
Esterline Technologies Corp. (a)	251,700	15,311
General Dynamics Corp.	251,200	36,899
KLX, Inc. (a)	745,000	24,064
L-3 Communications Holdings, Inc.	133,172	20,193
Rolls-Royce Group PLC	1,021,828	10,692
		205,810
Air Freight & Logistics - 0.1%
PostNL NV (a)	2,336,954	8,977
Airlines - 0.4%
American Airlines Group, Inc.	340,141	12,075
Delta Air Lines, Inc.	454,500	17,612
		29,687
Building Products - 0.2%
Allegion PLC	203,199	14,710
Commercial Services & Supplies - 0.8%
Regus PLC	5,356,800	21,644
Republic Services, Inc.	235,142	12,053
Team, Inc. (a)	556,605	15,368
The Brink's Co.	300,100	9,849
West Corp.	405,800	8,972
		67,886
Construction & Engineering - 1.9%
AECOM (a)	2,928,031	103,916
Arcadis NV	966,723	12,943
Astaldi SpA	3,437,741	15,035
Jacobs Engineering Group, Inc. (a)	323,379	17,307
		149,201
Electrical Equipment - 1.0%
Eaton Corp. PLC	422,900	26,816
Fortive Corp. (a)	385,400	18,580
Regal Beloit Corp.	517,700	31,585
		76,981
Machinery - 1.5%
Allison Transmission Holdings, Inc.	1,944,078	56,028
Deere & Co.	264,899	20,585
Flowserve Corp.	435,088	20,819
Melrose Industries PLC (b)	677,202	6,135
Pentair PLC	110,399	7,046
TriMas Corp. (a)	590,991	10,561
		121,174
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)(b)	4,238,972	1,309
Professional Services - 0.1%
Robert Half International, Inc.	206,900	7,560
Road & Rail - 0.7%
CSX Corp.	1,080,558	30,612
Swift Transporation Co. (a)(b)	1,350,700	26,001
		56,613
Trading Companies & Distributors - 1.7%
AerCap Holdings NV (a)	1,013,396	36,999
Ashtead Group PLC	1,589,400	25,158
MRC Global, Inc. (a)	8,600	114
Nexeo Solutions, Inc. (d)	1,170,000	10,504
Now, Inc. (a)	0	0
Univar, Inc. (a)	624,577	11,436
Veritiv Corp. (a)	177,378	7,489
WESCO International, Inc. (a)	771,551	43,006
		134,706

TOTAL INDUSTRIALS		874,614

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 0.8%
CommScope Holding Co., Inc. (a)	773,100	23,154
Harris Corp.	425,100	36,822
		59,976
Electronic Equipment & Components - 1.6%
CDW Corp.	33,000	1,417
Flextronics International Ltd. (a)	1,124,100	14,242
Jabil Circuit, Inc.	3,472,403	70,663
TE Connectivity Ltd.	359,466	21,669
TTM Technologies, Inc. (a)	1,967,220	19,574
		127,565
Internet Software & Services - 0.6%
eBay, Inc. (a)	839,800	26,168
Rackspace Hosting, Inc. (a)	539,081	12,631
Web.com Group, Inc. (a)	583,300	11,001
		49,800
IT Services - 1.7%
Computer Sciences Corp.	784,400	37,518
EVERTEC, Inc.	2,641,000	45,425
Science Applications International Corp.	567,800	34,500
Unisys Corp. (a)(b)	1,943,076	19,256
		136,699
Semiconductors & Semiconductor Equipment - 2.8%
Lam Research Corp.	123,100	11,051
Marvell Technology Group Ltd.	3,688,200	43,336
Maxim Integrated Products, Inc.	761,000	31,034
Micron Technology, Inc. (a)	1,037,710	14,258
NXP Semiconductors NV (a)	451,348	37,954
ON Semiconductor Corp. (a)	1,907,500	19,132
Qualcomm, Inc.	898,554	56,232
Semtech Corp. (a)	439,747	11,178
		224,175
Software - 0.7%
Interactive Intelligence Group, Inc. (a)	597,300	32,224
RealPage, Inc. (a)	962,400	24,204
		56,428
Technology Hardware, Storage & Peripherals - 1.8%
EMC Corp.	886,900	25,082
Hewlett Packard Enterprise Co.	976,800	20,532
HP, Inc.	1,184,000	16,588
NCR Corp. (a)	558,800	18,424
Western Digital Corp.	1,243,000	59,055
		139,681

TOTAL INFORMATION TECHNOLOGY		794,324

MATERIALS - 6.8%
Chemicals - 3.1%
Agrium, Inc.	132,322	12,009
Albemarle Corp. U.S.	348,170	29,305
Axalta Coating Systems (a)	676,809	19,323
CF Industries Holdings, Inc.	1,164,100	28,730
Eastman Chemical Co.	654,803	42,713
LyondellBasell Industries NV Class A	620,880	46,727
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	585,300	14,504
The Dow Chemical Co.	775,000	41,594
Westlake Chemical Corp.	305,200	13,960
		248,865
Containers & Packaging - 2.1%
Avery Dennison Corp.	290,256	22,608
Ball Corp. (b)	554,000	39,151
Berry Plastics Group, Inc. (a)	879,400	36,055
Graphic Packaging Holding Co.	4,754,700	64,854
		162,668
Metals & Mining - 1.6%
Compass Minerals International, Inc.	689,841	48,006
Freeport-McMoRan, Inc.	1,272,227	16,488
Randgold Resources Ltd. sponsored ADR	159,200	18,724
Steel Dynamics, Inc.	958,265	25,701
SunCoke Energy, Inc.	2,604,164	19,870
		128,789

TOTAL MATERIALS		540,322

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	813,391	25,573
Frontier Communications Corp. (b)	3,138,404	16,320
Iridium Communications, Inc. (a)(b)	2,045,539	18,369
		60,262
UTILITIES - 10.1%
Electric Utilities - 6.2%
American Electric Power Co., Inc.	1,473,700	102,127
Edison International	2,036,493	157,584
NextEra Energy, Inc.	323,218	41,466
OGE Energy Corp.	904,000	29,082
Xcel Energy, Inc.	3,823,800	168,171
		498,430
Gas Utilities - 0.3%
Atmos Energy Corp.	290,500	23,179
Multi-Utilities - 3.6%
CMS Energy Corp.	997,700	45,076
DTE Energy Co.	444,000	43,299
Sempra Energy	1,760,497	196,958
		285,333

TOTAL UTILITIES		806,942

TOTAL COMMON STOCKS
(Cost $7,083,581)		7,677,940

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR
(Cost $12,932)	950,599	9,934
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $19,783)	37,110	16,562

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.26% to 0.32% 8/11/16 to 10/20/16 (e)
(Cost $12,403)	12,410	12,404
	Shares	Value (000s)

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.42% (f)	230,677,508	$230,678
Fidelity Securities Lending Cash Central Fund, 0.45% (f)(g)	134,050,829	134,051
TOTAL MONEY MARKET FUNDS
(Cost $364,729)		364,729
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $7,493,428)		8,081,569
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(111,689)
NET ASSETS - 100%		$7,969,880

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
303 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2016	47,174	$389

The face value of futures purchased as a percentage of Net Assets is 0.6%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,504,000 or 0.1% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,987,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Nexeo Solutions, Inc.	6/9/16	$11,700

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$554
Fidelity Securities Lending Cash Central Fund	752
Total	$1,306

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aerojet Rocketdyne Holdings, Inc.	$43,657	$17,238	$3,069	$--	$65,705
Grivalia Properties REIC	46,812	--	1,328	1,776	--
iStar Financial, Inc.	57,507	4,658	4,752	--	46,526
Total	$147,976	$21,896	$9,149	$1,776	$112,231

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$884,923	$884,923	$--	$--
Consumer Staples	243,865	243,865	--	--
Energy	605,334	605,334	--	--
Financials	2,327,120	2,301,585	25,535	--
Health Care	550,168	550,168	--	--
Industrials	874,614	853,418	21,196	--
Information Technology	794,324	794,324	--	--
Materials	540,322	540,322	--	--
Telecommunication Services	60,262	60,262	--	--
Utilities	806,942	806,942	--	--
Corporate Bonds	16,562	--	16,562	--
U.S. Government and Government Agency Obligations	12,404	--	12,404	--
Money Market Funds	364,729	364,729	--	--
Total Investments in Securities:	$8,081,569	$8,005,872	$75,697	$--
Derivative Instruments:
Assets
Futures Contracts	$389	$389	$--	$--
Total Assets	$389	$389	$--	$--
Total Derivative Instruments:	$389	$389	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $7,559,287. Net unrealized appreciation aggregated $522,282, of which $1,158,923 related to appreciated investment securities and $636,641 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2016